Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Restatement [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations [Line Items]
Change in fair value of warrant liability		$ (3,150,000)	$ 1,390,000	$ (360,000)	$ (1,760,000)	$ (3,420,000)	$ (5,890,000)
Transaction costs allocated to warrant liability				(238,423)
Net income (loss)	$ (1,660,000)	$ (3,150,000)	$ 1,390,000	$ (598,423)	$ (1,760,000)	$ (3,420,000)	$ (5,890,000)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)
Basic and diluted net loss per share, Class A (in Dollars per share)			$ 0.00
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (0.66)	$ (1.26)	$ 0.56	$ (0.24)	$ (1.26)	$ (0.66)	$ (2.36)
Statement of Cash Flows for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Initial classification of Class A common stock subject to possible redemption (in Shares)				(6,880,000)
Change in value of Class A common stock subject to possible redemption				$ (360,000)
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations [Line Items]
Change in fair value of warrant liability		$ (3,150,000)	$ 1,390,000	(360,000)	$ (1,760,000)	$ (3,420,000)	$ (5,890,000)
Transaction costs allocated to warrant liability				(238,423)
Net income (loss)	$ (1,861,191)	$ (3,432,059)	$ 1,428,859	$ (596,380)	$ (2,003,200)	$ (3,864,391)	$ (6,480,701)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net loss per share, Class A (in Dollars per share)	$ 0.00	$ 0.00	$ 0.02	$ 0.01	$ 0.02	$ 0.02	$ 0.01
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (0.74)	$ (1.37)	$ 0.49	$ (0.26)	$ (1.44)	$ (0.91)	$ (2.65)
Statement of Cash Flows for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Initial classification of Class A common stock subject to possible redemption (in Shares)				86,198,400
Change in value of Class A common stock subject to possible redemption				$ (356,130)
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of previously issued statement of operations [Line Items]
Net income (loss)	$ (201,191)	$ (282,059)	$ 38,859	$ 2,043	$ (243,200)	$ (444,391)	$ (590,701)
Weighted average shares outstanding of Class A redeemable common stock (in Shares)	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Basic and diluted net loss per share, Class A (in Dollars per share)	$ 0.00	$ 0.00	$ 0.02	$ 0.01	$ 0.02	$ 0.02	$ 0.01
Weighted average shares outstanding of Class B non-redeemable common stock (in Shares)	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Basic and diluted net loss per share, Class B (in Dollars per share)	$ (0.08)	$ (0.11)	$ (0.07)	$ (0.02)	$ (0.18)	$ (0.25)	$ (0.29)
Statement of Cash Flows for the period from August 19, 2019 (inception) to December 31, 2019 (audited)
Initial classification of Class A common stock subject to possible redemption (in Shares)				93,078,400
Change in value of Class A common stock subject to possible redemption				$ 3,870